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                                                               [LOGO OF MetLife]

MetLife Insurance Company USA
11225 North Community House Road
Charlotte, NC 28277

July 23, 2015

VIA EDGAR TRANSMISSION
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U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  MetLife Insurance Company USA and
     MetLife Investors USA Separate Account A
     File Nos. 333-200234/811-03365
     (Series O (offered between April 30, 2012 and July 19, 2015)) Rule 497(j) Certification
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Members of the Commission:

On behalf of MetLife Insurance Company USA (the "Company") and MetLife Investors USA Separate Account A (the "Account"), I hereby certify, pursuant to paragraph
(j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement dated July 20, 2015 to the Prospectus dated May 1, 2015 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplement contained in Post-Effective Amendment No. 2 for the Account filed electronically with the Commission on July 14, 2015.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,

/s/ John M. Richards
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John M. Richards
Assistant General Counsel
Metropolitan Life Insurance Company